Fair Value Measurement - Fair Value of Financial Instruments (Detail) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Financial assets
Securities	$ 207,113	$ 175,879
Cash collateral on securities borrowed	13,497	15,326
Securities purchased under resale agreements	73,888	69,213
Loans
Residential mortgages	272,525	269,706
Credit card	18,179	16,479
Business and government	194,350	188,542
Derivative instruments	30,035	43,035
Customers' liability under acceptances	11,325	11,574
Deposits
Bank	22,094	22,523
Derivative instruments	38,513	52,340
Obligations related to securities sold short	17,749	15,284
Obligations related to securities sold under repurchase agreements	81,863	77,171
Subordinated indebtedness	6,455	6,292
Financial assets at amortised cost [member]
Financial assets
Cash and deposits with banks	40,412	62,193
Securities	63,736	52,484
Cash collateral on securities borrowed	13,497	15,326
Securities purchased under resale agreements	57,952	53,626
Loans
Residential mortgages	272,066	269,409
Personal	44,608	44,527
Credit card	17,480	15,695
Business and government	192,046	186,485
Customers' liability under acceptances	11,325	11,574
Other assets	17,604	26,387
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Financial assets
Cash and deposits with banks		1,668
Securities	82,432	67,296
Securities purchased under resale agreements	15,936	15,587
Loans
Residential mortgages	4	4
Business and government	538	758
Derivative instruments	30,035	43,035
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Loans
Business and government	149	205
Financial assets at fair value through OCI [member]
Financial assets
Securities	60,945	56,099
Carrying value [member]
Financial assets
Cash and deposits with banks	40,412	63,861
Securities	207,113	175,879
Cash collateral on securities borrowed	13,497	15,326
Securities purchased under resale agreements	73,888	69,213
Loans
Residential mortgages	272,070	269,413
Personal	44,608	44,527
Credit card	17,480	15,695
Business and government	192,733	187,448
Derivative instruments	30,035	43,035
Customers' liability under acceptances	11,325	11,574
Other assets	17,604	26,387
Financial liabilities at amortised cost [member]
Deposits
Personal	221,523	220,244
Business and government	375,790	383,502
Bank	22,094	22,523
Secured borrowings	50,743	44,110
Acceptances	11,339	11,586
Cash collateral on securities lent	5,092	4,853
Obligations related to securities sold under repurchase agreements	78,705	73,084
Other liabilities	17,635	19,830
Subordinated indebtedness	6,455	6,292
Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Deposits
Derivative instruments	38,513	52,340
Obligations related to securities sold short	17,749	15,284
Other liabilities	118	102
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently [member]
Deposits
Personal	14,078	11,851
Business and government	18,701	13,686
Secured borrowings	1,576	1,656
Obligations related to securities sold under repurchase agreements	3,158	4,087
Other liabilities	56	22
Carrying value [member]
Deposits
Personal	235,601	232,095
Business and government	394,491	397,188
Bank	22,094	22,523
Secured borrowings	52,319	45,766
Derivative instruments	38,513	52,340
Acceptances	11,339	11,586
Obligations related to securities sold short	17,749	15,284
Cash collateral on securities lent	5,092	4,853
Obligations related to securities sold under repurchase agreements	81,863	77,171
Other liabilities	17,809	19,954
Subordinated indebtedness	6,455	6,292
Financial assets at fair value [member]
Financial assets
Cash and deposits with banks	40,412	63,861
Securities	205,513	173,663
Cash collateral on securities borrowed	13,497	15,326
Securities purchased under resale agreements	73,888	69,213
Loans
Residential mortgages	265,864	262,865
Personal	44,472	44,394
Credit card	17,542	15,775
Business and government	192,266	186,967
Derivative instruments	30,035	43,035
Customers' liability under acceptances	11,325	11,574
Other assets	17,604	26,387
Financial assets fair value over (under) carrying value [member]
Financial assets
Securities	(1,600)	(2,216)
Loans
Residential mortgages	(6,206)	(6,548)
Personal	(136)	(133)
Credit card	62	80
Business and government	(467)	(481)
Financial liabilities at fair value [member]
Deposits
Personal	235,169	231,532
Business and government	395,048	397,145
Bank	22,094	22,523
Secured borrowings	52,243	45,507
Derivative instruments	38,513	52,340
Acceptances	11,339	11,586
Obligations related to securities sold short	17,749	15,284
Cash collateral on securities lent	5,092	4,853
Obligations related to securities sold under repurchase agreements	81,863	77,171
Other liabilities	17,809	19,954
Subordinated indebtedness	6,602	6,329
Financial liabilities, fair value over (under) carrying value [member]
Deposits
Personal	(432)	(563)
Business and government	557	(43)
Secured borrowings	(76)	(259)
Subordinated indebtedness	$ 147	$ 37